Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (98,060,979)	$ (32,964,696)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax Benefit	1,512,332	(11,538,095)
Bad Debt Expense, Net of Recoveries	981,430	787,299
Interest Capitalized to Notes Receivable	(100,442)
Loss on Disposal of Property and Equipment	130,469
Depreciation and Amortization	14,627,126	12,301,466
Loss on Equity Method Investments	2,101,649	2,006,639
Impairment Expense for Goodwill	37,911,601	5,850,772
Impairment Expense for Intangible Assets	14,902,928	0
Loss on Extinguishment of Debt		489,647
Non-Cash Operating Lease Costs	1,258,391	844,995
Accretion of Debt Discount and Loan Origination Fees	2,036,788	1,521,638
Loss on Change in Fair Value of Derivative Liabilities	28,289	29,863
Loss (Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable	24,399,013	(28,868,949)
Share-Based Compensation	7,636,791	12,755,681
Changes in Operating Assets and Liabilities:
Accounts Receivable	(171,817)	(1,578,992)
Prepaid Expenses and Other Current Assets	3,882,673	(1,566,054)
Inventory	2,360,534	(674,275)
Other Assets	191,392	(2,284,841)
Accounts Payable and Accrued Liabilities	5,985,412	473,073
Interest Payments on Finance Leases	(159,411)	(14,577)
Income Taxes Payable	277,917	1,993,543
Operating Lease Liabilities	(1,151,157)	(812,338)
Other Non-Current Liabilities	2,642,995	463,648
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	23,223,924	(40,784,553)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(12,309,356)	(27,765,732)
Proceeds From Payments on Note Receivable	63,267
Issuance of Note Receivable	(285,410)	(6,717,100)
Contributions to Equity Method Investments	(182,500)	(513,343)
Distributions Received from Equity Method Investments		3,001,871
Cash Acquired in Business Acquisition, Net of Cash Paid		2,793,631
NET CASH USED IN INVESTING ACTIVITIES	(12,713,999)	(29,200,673)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties	63,404	9,421,000
Proceeds from the Issuance of Preferred Shares	15,300,000	31,957,950
Redemption of Preferred Shares		(772,718)
Payment on Finance Lease	(284,221)	(20,215)
Payments on Notes Payable, Third Parties and Related Parties	(696,216)	(9,887,672)
Contributions		3,060,000
Cash Received Upon Exercise of Options		303,694
Distributions to Non-Controlling Interest Holders	(182,151)
Distributions to Preferred Shareholders	(6,329,991)	(4,000,142)
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,870,825	30,061,897
NET INCREASE (DECREASE) IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	18,380,750	(39,923,329)
Cash, Restricted Cash and Cash Equivalents, Beginning of Period	14,143,502	54,066,831
CASH, RESTRICTED CASH AND CASH EQUIVALENTS, END OF PERIOD	32,524,252	14,143,502
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	7,394,786	4,713,783
Cash Paid for Taxes	4,829,638	4,129,492
Non-Cash Investing and Financing Activities:
Net Assets Acquired From an Acquisition, Excluding Cash Acquired		62,711,127
Shares Issued to Settle Shares Payable - Plus Business Acquisition	4,446,000
Purchase of Property and Equipment from Proceeds of Note Payable, Third Parties		242,868
Issuance of Warrants for Relief of Liabilities		868,763
Reclass of Turlock Notes Receivable for Acquired Assets of NHC Turlock	1,578,428
Issuance of Equity for Payment of Interest	1,291,629
Recognition of Right-of-Use Asset and Lease Liability for Finance Lease	1,909,842	301,022
Lease Terminations and Amendments	629,606
Adjustment of Preferred Shares to Redemption Value	$ 5,793,367
Exchange of Series A Preferred Shares and Warrants For Series B Shares and Preferred Warrants		17,082,976
Adjustment of Series B and C Preferred Shares to Redemption Value		14,415,350
Recognition of Right-of-Use Assets for Operating Leases		8,614,907
Conversion of Note Receivable to Equity of Investee		5,461,257
Fair Value of Warrants Issued in Connection with Debt		$ 89,250
Non-Cash Investment and Non-Controlling Interest Addition	—	2,445,000
Interest Capitalized to Property and Equipment	$ 273,699	$ 1,043,392